Shareholder Report, Average Annual Return (Details)	12 Months Ended
Sep. 30, 2025
Ned Davis Research 360 Dynamic Allocation ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	9.27%
60% MSCI ACWI Index / 40% Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.07%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.49%
MSCI ACWI Net
Average Annual Return [Line Items]
Average Annual Return, Percent	17.17%